BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2024				December 31, 2023
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	6.6	5	$300	300	N/A	5	$—	$—
Commercial paper	5.9	<1	739	739	6.0	<1	183	183
Medium Term Notes:
Series 4 (C$150)	5.8	12	110	115	5.8	13	113	121
Series 9 (C$400)	3.8	1	292	289	3.8	1	302	297
Series 10 (C$500)	3.6	3	366	357	3.6	3	377	366
Series 11 (C$475)	4.3	5	347	342	4.3	5	358	353
Series 12 (C$475)	3.4	6	347	326	3.4	6	358	335
Series 13 (C$300)	4.3	25	219	185	4.3	26	226	201
Series 14 (C$425)	3.3	26	311	221	3.3	27	321	240
Series 15 (C$400)(1)	5.9	8	292	311	5.9	9	303	324
Series 16 (C$400)	5.3	9	293	298	5.3	10	302	311
Series 17 (C$400)	5.3	30	292	288	—	—	—	—
	4.4	12	2,869	2,732	4.3	10	2,660	2,548
Total corporate borrowings			3,908	$3,771			2,843	$2,731
Add: Unamortized premiums(2)			1				2
Less: Unamortized financing fees(2)			(13)				(12)
Less: Current portion			(1,031)				(183)
			$2,865				$2,650
(1)Includes $7 million (2023: $8 million) outstanding to an associate of Brookfield. Refer to Note 19 - Related party transactions for more details.
(2)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2024	December 31, 2023
Authorized corporate credit facilities and related party credit facilities(1)	$2,450	$2,375
Draws on corporate credit facilities(1)(2)	(450)	(165)
Authorized letter of credit facility	500	500
Issued letters of credit	(320)	(307)
Available portion of corporate credit facilities	$2,180	$2,403
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued against Brookfield Renewable’s corporate credit facilities.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.5	9	$9,181	$8,878	7.8	9	$9,468	$9,292
Wind	6.1	9	6,675	6,453	6.1	9	6,866	6,922
Utility-scale solar	6.2	10	6,228	6,124	6.2	12	5,868	5,879
Distributed energy & storage	6.3	5	3,476	3,390	6.2	6	3,035	2,963
Sustainable solutions	7.1	1	468	468	7.0	1	1,783	1,783
Total	6.7	9	$26,028	$25,313	6.8	9	$27,020	$26,839
Add: Unamortized premiums(3)			(9)				(11)
Less: Unamortized financing fees(3)			(162)				(140)
Less: Current portion			(3,888)				(4,752)
			$21,969				$22,117
(1)Includes $1,514 million (2023: 2,626 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $99 million (2023: $101 million) outstanding to an associate of Brookfield. Refer to Note 19 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Summary of Brookfield Renewables borrowings
The following table outlines changes in Brookfield Renewable’s borrowings as at June 30, 2024:

(MILLIONS)	As at December 31, 2023	Net cash flows from financing activities	Non-cash
			Transfer to liabilities held for sale	Other(1)	As at June 30, 2024
Corporate borrowings	$2,833	1,152	—	(89)	$3,896
Non-recourse borrowings	$26,869	(166)	(80)	(766)	$25,857
(1)Includes foreign exchange and amortization of unamortized premium and financing fees.